Shareholders' Equity - Common Stock Narrative (Details) - USD ($) $ / shares in Units, shares in Millions		3 Months Ended				12 Months Ended
	Mar. 11, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Redemption of stock (in shares)							101.1	231.7
Redemption of stock						$ 2,374,000,000	$ 1,675,000,000	$ 3,220,000,000
Cash paid per common share (in dollars per share)		$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.20	$ 0.12	$ 0.04
Share-based compensation, number of shares authorized (in shares)		1,600.0				1,600.0
Series T Preferred Stock
Class of Stock [Line Items]
Warrants outstanding (in shares)		700.0				700.0
Exercise price per warrant (in dollars per share)		$ 7.142857				$ 7.142857
Per annum dividend rate						6.00%
Common Stock
Class of Stock [Line Items]
Stock issued (in shares)						7.0
Shares paid for tax withholding for share based compensation (in shares)						3.0
Warrants Expiring January 16, 2019
Class of Stock [Line Items]
Warrants outstanding (in shares)		150.4				150.4
Exercise price per warrant (in dollars per share)		$ 13.107				$ 13.107
Minimum required dividend rate (in dollars per share)		$ 0.01				$ 0.01
Warrants Expiring October 18, 2018
Class of Stock [Line Items]
Warrants outstanding (in shares)		121.8				121.8
Exercise price per warrant (in dollars per share)		$ 30.79				$ 30.79
Minimum required dividend rate (in dollars per share)		$ 0.32				$ 0.32
2015 Capital Plan
Class of Stock [Line Items]
Shares authorized to be repurchased	$ 4,000,000,000
Period of stock repurchase program	15 months
Quarterly dividend rate (in dollars per share)	$ 0.05
Redemption of stock (in shares)						140.3
Redemption of stock						$ 2,400,000,000